Summary of Significant Accounting Policies - Property and Equipment, net (Details) - SHAPEWAYS, INC	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Machinery and equipment
Property, Plant and Equipment
Estimated useful lives for property and equipment	5 years	5 years
Computers and IT equipment
Property, Plant and Equipment
Estimated useful lives for property and equipment	3 years	3 years
Furniture and fixtures
Property, Plant and Equipment
Estimated useful lives for property and equipment	7 years	7 years